Significant Subsidiaries	12 Months Ended
Oct. 31, 2025
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Significant Subsidiaries

Note 26: Significant Subsidiaries
As at October 31, 2025, the bank, either directly or indirectly through its subsidiaries, controls the following significant operating subsidiaries.

Significant subsidiaries (1) (2)	Head or principal office	Book value of shares owned by the bank (Canadian $ in millions)
AIR MILES Loyalty Inc.	Toronto, Canada	$ 19
Bank of Montreal (China) Co. Ltd.	Beijing, China	497
Bank of Montreal Europe Public Limited Company	Dublin, Ireland	1,391
Bank of Montreal Holding Inc. and subsidiaries, including:	Toronto, Canada	35,455
Bank of Montreal Mortgage Corporation	Calgary, Canada
BMO Mortgage Corp.	Vancouver, Canada
BMO Investments Inc.	Toronto, Canada
BMO InvestorLine Inc.	Toronto, Canad a
BMO Nesbitt Burns Inc.	Toronto, Canada
BMO Private Investment Counsel Inc.	Toronto, Canada
BMO Private Equity (Canada) Inc.	Toronto, Canada
BMO Capital Markets Limited	London, England	434
BMO Capital Partners Inc.	Toronto, Canada	1,067
BMO Financial Corp. and subsidiaries, including:	Chicago, United States	60,146
BMO Bank National Association	Chicago, United States
BMO Capital Markets Corp.	New York, United States
BMO Japan Securities Ltd.	Tokyo, Japan	6
BMO Life Insurance Company and subsidiary	Toronto, Canada	1,430
BMO Life Assurance Company	Toronto, Canada
BMO Trust Company	Toronto, Canada	630

(1)
Each subsidiary is incorporated or organized under the laws of the state or country in which the principal office is situated, except for BMO Financial Corp. and BMO Capital Markets Corp., which are incorporated under the laws of the state of Delaware, United States.

(2)	Unless otherwise noted, the bank, either directly or indirectly through its subsidiaries, owns 100% of the outstanding voting shares of each subsidiary.
Significant Restrictions
Our ability to transfer funds between our subsidiaries may be restricted by statutory, contractual, capital and regulatory requirements. Restrictions include:
•	Assets pledged as security for various liabilities we incur. Refer to Note 24 for details.
•	Assets of our consolidated SEs that are held for the benefit of the note holders. Refer to Note 6 for details.
•	Assets held by our insurance subsidiaries. Refer to Note 14 for details.
•	Regulatory and statutory requirements that reflect capital and liquidity requirements.
•	Funds required to be held with certain central banks, regulatory bodies and counterparties. Refer to our Consolidated Statement of Cash Flows for details.